Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
April 30, 2025
LSF-NPRT3-0625
1.800341.121
Common Stocks - 100.0%
	Shares	Value ($)
CHINA - 0.9%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
BYD Co Ltd H Shares	617,000	29,305,184
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Studio City International Holdings Ltd ADR (b)	1,090,629	3,206,449
Studio City International Holdings Ltd ADR (b)(c)	993,219	2,920,064

TOTAL HONG KONG		6,126,513
NETHERLANDS - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV depository receipt	29,600	19,775,168
NXP Semiconductors NV	144,600	26,651,226

TOTAL NETHERLANDS		46,426,394
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	221,300	36,888,497
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (United Kingdom) (b)	92,000	22,020,469
UNITED STATES - 95.5%
Communication Services - 11.1%
Entertainment - 2.6%
Netflix Inc (b)	70,500	79,786,260
Interactive Media & Services - 8.3%
Alphabet Inc Class A	424,800	67,458,240
Meta Platforms Inc Class A	305,300	167,609,700
Pinterest Inc Class A (b)	855,000	21,648,600
		256,716,540
Media - 0.2%
EchoStar Corp (d)	320,970	7,215,406
TOTAL COMMUNICATION SERVICES		343,718,206

Consumer Discretionary - 11.3%
Broadline Retail - 2.3%
Amazon.com Inc (b)	392,700	72,421,734
Hotels, Restaurants & Leisure - 3.7%
Airbnb Inc Class A (b)	137,400	16,751,808
Booking Holdings Inc	4,800	24,476,544
Boyd Gaming Corp (e)	642,266	44,406,271
New Cotai LLC / New Cotai Capital Corp (b)(d)(f)	411,029	86,316
Red Rock Resorts Inc Class A	642,300	27,426,210
		113,147,149
Household Durables - 2.8%
DR Horton Inc	64,200	8,111,028
PulteGroup Inc	105,900	10,863,222
TopBuild Corp (b)	234,300	69,296,568
		88,270,818
Specialty Retail - 2.5%
Dick's Sporting Goods Inc	248,200	46,597,068
Williams-Sonoma Inc	193,508	29,891,181
		76,488,249
TOTAL CONSUMER DISCRETIONARY		350,327,950

Consumer Staples - 1.8%
Beverages - 0.3%
Celsius Holdings Inc (b)	286,500	10,016,040
Consumer Staples Distribution & Retail - 1.2%
Performance Food Group Co (b)	116,400	9,388,824
US Foods Holding Corp (b)	410,100	26,927,166
		36,315,990
Personal Care Products - 0.3%
elf Beauty Inc (b)(e)	142,900	8,841,223
TOTAL CONSUMER STAPLES		55,173,253

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (b)	426,500	14,854,994
Energy Transfer LP	1,091,900	18,060,026
		32,915,020
Financials - 17.4%
Capital Markets - 3.5%
Ares Management Corp Class A	196,700	30,002,651
Blue Owl Capital Inc Class A	1,478,000	27,387,340
Coinbase Global Inc Class A (b)	92,900	18,848,481
Moody's Corp	73,200	33,168,384
		109,406,856
Consumer Finance - 1.5%
OneMain Holdings Inc	1,005,000	47,305,350
Financial Services - 8.6%
Apollo Global Management Inc	850,900	116,130,832
Block Inc Class A (b)	484,100	28,305,327
Fiserv Inc (b)	219,600	40,531,572
Mastercard Inc Class A	54,100	29,650,046
Visa Inc Class A	148,700	51,375,850
		265,993,627
Insurance - 3.8%
Arthur J Gallagher & Co	365,600	117,244,264
TOTAL FINANCIALS		539,950,097

Health Care - 2.2%
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (b)	452,200	46,517,814
Health Care Providers & Services - 0.7%
Tenet Healthcare Corp (b)	143,709	20,543,202
TOTAL HEALTH CARE		67,061,016

Industrials - 17.6%
Aerospace & Defense - 1.0%
TransDigm Group Inc	22,200	31,370,154
Building Products - 3.2%
Builders FirstSource Inc (b)	166,503	19,918,754
Carlisle Cos Inc	103,600	39,314,128
Trane Technologies PLC	106,400	40,784,184
		100,017,066
Construction & Engineering - 5.3%
Comfort Systems USA Inc	189,200	75,216,460
EMCOR Group Inc	104,800	41,993,360
IES Holdings Inc (b)	84,500	16,619,460
WillScot Holdings Corp	1,043,200	26,205,184
		160,034,464
Electrical Equipment - 4.4%
Eaton Corp PLC	154,000	45,332,980
NEXTracker Inc Class A (b)	150,800	6,123,988
nVent Electric PLC	515,700	28,317,087
Vertiv Holdings Co Class A	663,800	56,675,244
		136,449,299
Ground Transportation - 1.0%
Uber Technologies Inc (b)	383,800	31,091,638
Machinery - 2.2%
Allison Transmission Holdings Inc	25,200	2,324,448
Parker-Hannifin Corp	111,300	67,343,178
		69,667,626
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd (e)	1,493	19,349
Trading Companies & Distributors - 0.5%
Core & Main Inc Class A (b)	318,900	16,799,652
TOTAL INDUSTRIALS		545,449,248

Information Technology - 21.5%
Communications Equipment - 1.2%
Arista Networks Inc	452,800	37,251,856
Semiconductors & Semiconductor Equipment - 12.1%
Broadcom Inc	292,000	56,201,240
KLA Corp	21,100	14,826,759
Lam Research Corp	471,000	33,756,570
Marvell Technology Inc	422,900	24,684,673
Microchip Technology Inc	174,910	8,059,853
Micron Technology Inc	313,500	24,123,825
MKS Instruments Inc	282,900	19,842,606
NVIDIA Corp	1,396,700	152,128,564
ON Semiconductor Corp (b)	989,496	39,282,991
		372,907,081
Software - 7.5%
Adobe Inc (b)	58,800	22,048,824
AppLovin Corp Class A (b)	40,900	11,014,779
Gen Digital Inc	374,200	9,680,554
Microsoft Corp	217,600	86,008,576
Monday.com Ltd (b)	185,700	52,179,843
Oracle Corp	284,400	40,020,768
Salesforce Inc	48,500	13,032,435
		233,985,779
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	249,800	22,921,648
TOTAL INFORMATION TECHNOLOGY		667,066,364

Materials - 4.1%
Chemicals - 0.3%
Chemours Co/The	817,428	10,119,759
Construction Materials - 2.3%
Eagle Materials Inc	197,000	44,598,830
Martin Marietta Materials Inc	45,900	24,050,682
		68,649,512
Containers & Packaging - 0.6%
Graphic Packaging Holding CO	782,400	19,802,544
Metals & Mining - 0.9%
ATI Inc (b)	508,400	27,646,792
TOTAL MATERIALS		126,218,607

Utilities - 7.5%
Electric Utilities - 3.0%
Constellation Energy Corp	323,600	72,305,184
PG&E Corp	1,220,058	20,155,358
		92,460,542
Independent Power and Renewable Electricity Producers - 4.5%
Vistra Corp	1,072,500	139,028,175
TOTAL UTILITIES		231,488,717

TOTAL UNITED STATES		2,959,368,478
TOTAL COMMON STOCKS (Cost $2,174,373,256)		3,100,135,535

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (f) (Cost $534,725)	543,408	547,048

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	2,286,625	2,287,083
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	9,268,723	9,269,650
TOTAL MONEY MARKET FUNDS (Cost $11,556,733)			11,556,733

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,186,464,714)	3,112,239,316
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(12,399,119)
NET ASSETS - 100.0%	3,099,840,197

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,920,064 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,301,722 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	8,999,999

New Cotai LLC / New Cotai Capital Corp	9/11/20	2,036,135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,797,476	265,918,916	281,429,309	501,672	343	(343)	2,287,083	2,286,625	0.0%
Fidelity Securities Lending Cash Central Fund	-	717,252,916	707,983,266	15,349	-	-	9,269,650	9,268,723	0.0%
Total	17,797,476	983,171,832	989,412,575	517,021	343	(343)	11,556,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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